Accumulated other comprehensive loss (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive loss [Abstract]
Foreign exchange loss	(791)	(769)
Pension and other postretirement benefit plans	(2,472)	(2,076)
Derivative instruments	6	6
Accumulated other comprehensive loss	(3,257)	(2,839)	(1,709)
Components of Other comprehensive loss and related tax effects [Abstract]
Accumulated other comprehensive loss - Balance at January 1	(2,839)	(1,709)	(948)
Other comprehensive income (loss):
Foreign exchange gain (loss) (net of income tax (expense) recovery of $(17), $19 and $(53), for 2012, 2011 and 2010, respectively)	(22)	27	(68)
Pension and other postretirement benefit plans (net of income tax (expense) recovery of $144, $401 and $241, for 2012, 2011 and 2010, respectively)	(396)	(1,156)	(692)
Derivative instruments (net of income tax recovery of nil, $1 and nil for 2012, 2011 and 2010, respectively)	0	(1)	(1)
Other comprehensive loss	(418)	(1,130)	(761)
Accumulated other comprehensive loss	(3,257)	(2,839)	(1,709)
Income tax (expense) recovery on foreign exchange gain (loss)	(17)	19	(53)
Income tax recovery on pension and other postretirement benefit plans	144	401	241
Income tax recovery on derivative instruments	0	1	0